Stock Based Compensation Plan - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	$ 3,792	$ 3,841	$ 3,173
Omnibus Incentive Plan 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares	2,500,000
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Requisite service period	3 years
Expense from share-based payment transactions	$ 1,724
Unrecognised share based payment arrangements expensed in future periods	$ 4,877
Unrecognised share based payment arrangements weighted average period for recognition of cost	2 years 1 month 6 days
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	$ 1,724
Unrecognised share based payment arrangements expensed in future periods	$ 1,872
Unrecognised share based payment arrangements weighted average period for recognition of cost	2 years 1 month 6 days
Performance Share Units | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangements number of shares awarded as percentage of target award	0
Performance Share Units | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangements number of shares awarded as percentage of target award	1.50